RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ 11,619	$ (2,429,488)
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(272,426)	(305,522)
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(97,295)	(301,110)
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(21,683)	(138,874)
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(16,698)	(1,021,847)
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	69,496	(167,863)
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	149,707	0
Jialiang Wang [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	253,306	0
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(215,269)
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(138,874)
Eshallgo Electrical Equipment Shanghai Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(138,874)
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	64,170
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ (52,788)	$ (65,425)